CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012
ASSETS
Cash and cash equivalents	$ 1,343,246	$ 3,505,330
Accounts receivable -less allowance for doubtful accounts of $906,506 and $865,769	12,935,416	11,960,193
Contract Deposits	2,834,619	3,027,616
Other receivables -less allowance for doubtful accounts of $598,747 and $598,747	587,645	556,635
Advances to Suppliers	6,759,857	4,470,756
Prepayment and other current assets	5,198,100	4,069,975
Inventories, net	4,745,328	4,654,827
Tax receivable	337,113	328,208
Deferred tax asset	121,269	119,437
Total Current Assets	34,862,593	32,692,977
Property and equipment, net	3,833,499	2,895,523
Intangible assets, net	2,663,691	2,694,439
Total Assets	41,359,783	38,282,939
LIABILITIES AND EQUITY
Short-term borrowings	2,444,115	2,407,200
Accounts payable	39,066	37,640
Advances from customers	348,764	248,940
Accrued expenses and other current liabilities	700,801	406,452
Taxes payable	950,871	401,574
Warranty obligation	343,864	338,671
Total Current Liabilities	4,827,481	3,840,477
OTHER LIABILITIES
Warrants liability	378,579	374,166
Total Liabilities	5,206,060	4,214,643
Commitments and Contingency
Equity
Common shares, $0.002731 par value, 18,307,038 shares authorized, 4,620,000 shares issued and outstanding	12,618	12,618
Additional paid in capital	13,544,584	13,500,847
Retained earnings	17,682,139	16,147,723
Accumulated other comprehensive income	3,458,347	2,967,202
Total Dehaier Medical Systems Limited shareholders' equity	34,697,688	32,628,390
Non-controlling interest	1,456,035	1,439,906
Total equity	36,153,723	34,068,296
Total liabilities and equity	$ 41,359,783	$ 38,282,939